Borrowings - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities	¥ 0	¥ 0
Subordinated borrowings	¥ 354,500	¥ 318,200
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2021	2020
Long-term borrowings, Maturities end period	2067	2067
Fixed-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Fixed-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	24.40%	24.40%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2021	2020
Long-term borrowings, Maturities end period	2051	2050
Floating-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Floating-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	8.01%	5.00%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2021	2020
Long-term borrowings, Maturities end period	2051	2050
Index / Equity-linked obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Index / Equity-linked obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	43.80%	39.90%